UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.   Schedule of Investments

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Shares/Par	Value

INVESTMENTS IN UNDERLYING FUNDS — 68.7%
Wilshire International Equity Fund*		20,508,144	$190,930,817
Wilshire Large Company Growth Portfolio*		1,325,713	59,577,564
Wilshire Large Company Value Portfolio*		2,600,414	59,445,462
Wilshire Small Company Growth Portfolio*		585,284	14,649,650
Wilshire Small Company Value Portfolio*		604,012	14,357,367

Total Investments in Underlying Funds (Cost $337,923,968)			338,960,860

ASSET-BACKED SECURITIES — 10.9%
Consumer Discretionary — 0.1%
Connecticut Valley Structured Credit CDO III, Ltd.
0.883%(a) (b)	03/23/23	$500,000	475,976

Financials — 0.8%
ARES XI CLO, Ltd.
3.234%(a) (b)	10/11/21	2,000,000	1,947,026
CIFC Funding, Ltd.
2.057%(a) (b)	05/10/21	1,300,000	1,241,500
3.306%(a) (b)	08/14/24	1,000,000	994,900
			4,183,426
Health Care — 0.3%
Gale Force CLO, Ltd.
3.732%(a) (b)	08/20/21	1,250,000	1,239,664

Industrials — 0.5%
Gramercy Park CLO, Ltd.
3.184%(a) (b)	07/17/23	1,500,000	1,492,415
4.284%(a) (b)	07/17/23	1,000,000	993,283
			2,485,698
Other Asset-Backed Securities — 8.9%
ACAs CLO, Ltd.
2.555%(a)	09/20/23	1,000,000	1,000,800
3.485%(a)	09/20/23	1,000,000	1,001,100
AMMC CLO XIII, Ltd.
2.933%(a) (b)	01/26/26	1,500,000	1,445,236
Baker Street CLO II, Ltd.
0.957%(a) (b)	10/15/19	1,500,000	1,457,100
Cent CLO LP
2.484%(a) (b)	08/01/24	500,000	498,800
3.740%(a) (b)	08/01/24	1,000,000	995,000
CKE Restaurant Holdings, Inc.
4.474%(b)	03/20/43	977,500	993,629
Duane Street CLO IV, Ltd.
1.233%(a) (b)	11/14/21	1,500,000	1,448,073
Flagship CLO VI
2.634%(a) (b)	06/10/21	2,000,000	1,955,562
Flagship VII, Ltd.
3.194%(a) (b)	01/20/26	1,500,000	1,463,896

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Fortress Credit Opportunities V CLO, Ltd.
2.884%(a) (b)	10/15/26	$1,000,000	$989,800
3.784%(a) (b)	10/15/26	1,000,000	980,300
Golub Capital Partners CLO 10, Ltd.
3.181%(a) (b)	10/20/21	2,500,000	2,487,500
GSAA Home Equity Trust
0.425%(a)	07/25/37	1,562,336	1,325,423
Halcyon Loan Advisors Funding, Ltd.
3.083%(a) (b)	12/20/24	1,500,000	1,446,637
Helios Series I Multi Asset CBO, Ltd.
1.170%(a) (b)	12/13/36	1,081,531	1,027,949
Highbridge Loan Management, Ltd.
2.485%(a) (b)	09/20/22	1,000,000	1,000,000
3.485%(a) (b)	09/20/22	1,000,000	1,000,000
ING Investment Management CLO IV, Ltd.
2.433%(a) (b)	06/14/22	1,500,000	1,428,000
Katonah, Ltd.
2.238%(a) (b)	04/17/20	1,000,000	977,922
Keuka Park CLO, Ltd.
0.000%(b)	10/21/24	1,250,000	1,068,750
Marine Park CLO, Ltd.
4.731%(a) (b)	05/18/23	1,250,000	1,250,434
Miramax LLC
3.340%	07/20/26	1,000,000	996,848
Neuberger Berman CLO, Ltd.
3.334%	07/25/23	1,500,000	1,494,614
Rockwall CDO II, Ltd.
0.790%(a) (b)	08/01/24	1,500,000	1,337,202
Spirit Master Funding LLC
5.370%(b)	07/20/40	500,000	542,190
Steele Creek CLO, Ltd.
2.484%(a) (b)	08/21/26	2,000,000	1,958,800
Structured Asset Investment Loan Trust
0.890%(a)	03/25/35	1,700,000	1,568,252
TICP CLO II, Ltd.
2.284%(a) (b)	07/26/26	1,000,000	973,300
3.234%(a) (b)	07/26/26	1,000,000	978,800
Venture VI CDO, Ltd.
1.719%(a) (b)	08/03/20	2,250,000	2,121,507
Venture X CLO, Ltd.
3.079%(a) (b)	02/28/24	1,000,000	966,326
Vibrant CLO, Ltd.
2.633%(a) (b)	07/17/24	1,000,000	999,855
WhiteHorse IV, Ltd.
1.684%(a) (b)	01/17/20	1,500,000	1,419,212
Wrightwood Capital Real Estate CDO, Ltd.
0.664%(a) (b)	11/21/40	1,450,000	1,332,757
			43,931,574
Utilities — 0.3%
STORE Master Funding LLC
4.240%(b)	11/20/43	1,483,506	1,517,923

Total Asset-Backed Securities
(Cost $53,916,345)			53,834,261

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Shares/Par	Value

EXCHANGE TRADED FUNDS — 7.1%
Guggenheim Enhanced Short Duration ETF		398,416	$19,984,547
Guggenheim Floating Rate Income Fund		75,081	1,993,399
Guggenheim Investment Grade Bond Fund		162,525	3,001,828
Guggenheim Total Return Bond Fund		370,643	9,996,255

Total Exchange Traded Funds (Cost $35,010,850)			34,976,029

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Non-Agency Mortgage-Backed Obligation — 4.4%
Acre Commercial Mortgage Trust
2.656%	08/15/31	$1,000,000	1,000,385
3.556%	08/15/31	500,000	500,174
Alliance Bancorp Trust
0.395%(a)	07/25/37	1,416,763	978,811
American Home Mortgage Assets Trust
0.345%(a)	12/25/46	2,091,870	1,466,116
BAMLL Commercial Mortgage Securities Trust
2.055%(a) (b)	06/15/28	1,000,000	999,999
3.104%(a) (b)	06/15/28	500,000	499,372
Capmark Military Housing Trust
5.746%(b)	02/10/52	1,953,892	1,953,892
Encore Credit Receivables Trust
0.595%	01/25/36	2,150,000	1,979,127
GE Business Loan Trust
0.604%(a) (b)	04/16/35	1,556,038	1,404,231
HarborView Mortgage Loan Trust
0.343%(a)	01/19/38	1,158,881	989,201
Hilton USA Trust
5.609%(a) (b)	11/05/30	1,000,000	1,015,504
JPMorgan Chase Commercial Mortgage Securities Trust
2.257%(a) (b)	07/15/19	2,000,000	2,000,861
LSTAR Securities Investment Trust
3.254%(a) (b)	09/01/21	3,000,000	3,000,000
Luminent Mortgage Trust
0.355%(a)	02/25/46	1,917,062	1,421,269
Morgan Stanley Re-REMIC Trust
0.544%(a) (b)	06/26/36	1,351,300	1,015,169
Resource Capital Corp.
2.655%	04/15/32	1,500,000	1,499,999
			21,724,110
Total Collateralized Mortgage Obligations
(Cost $21,794,348)			21,724,110

CORPORATE BONDS — 3.7%
Consumer Discretionary — 0.1%
GRD Holdings III Corp.
10.750%(b)	06/01/19	200,000	220,500

	Maturity Date	Par	Value

Consumer Staples — 0.4%
Bumble Bee Holdings, Inc.
9.000%(b)	12/15/17	$995,000	$1,042,263
Vector Group, Ltd.
7.750%	02/15/21	1,000,000	1,052,500
			2,094,763
Energy — 0.4%
Bill Barrett Corp.
7.625%	10/01/19	750,000	774,375
Jones Energy Holdings LLC
6.750%(b)	04/01/22	500,000	500,000
RSP Permian, Inc.
6.625%(b)	10/01/22	400,000	402,500
			1,676,875
Financials — 2.3%
Assured Guaranty US Holdings, Inc.
5.000%	07/01/24	1,400,000	1,414,640
Atlantic Marine Corp. Communities LLC
5.433%(b)	12/01/50	730,230	704,182
Bank of America Corp.
5.125%(a)	12/31/49	1,700,000	1,655,460
Citigroup, Inc.
5.350%(a)	05/29/49	2,000,000	1,855,000
EPR Properties
5.250%(c)	07/15/23	750,000	788,514
5.750%(c)	08/15/22	1,500,000	1,642,259
JPMorgan Chase & Co.
5.000%(a)	12/29/49	2,200,000	2,144,560
5.150%(a)	04/05/23	500,000	476,250
Ohana Military Communities LLC
5.558%(b)	10/01/36	600,000	647,832
Wachovia Capital Trust III
5.570%(a)	12/31/49	210,000	203,437
			11,532,134
Industrials — 0.5%
Quality Distribution LLC
9.875%	11/01/18	1,500,000	1,575,000
United Airlines Pass-Through Trust
4.625%	09/03/22	1,000,000	982,500
			2,557,500
Total Corporate Bonds
(Cost $18,255,047)			18,081,772

LOAN PARTICIPATIONS — 3.0%
Advantage Sales and Marketing, 1st Lien Term Loan
4.250%	07/23/21	483,871	475,060
Advantage Sales and Marketing, Delayed Term Loan(d) (e)
0.000%	07/23/21	16,129	-294
Akorn, 1st Lien Term Loan B
4.500%	04/16/21	200,000	198,562

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Albertsons Holdings, 1st Lien Term Loan B-4
4.500%	08/25/21	$500,000	$497,290
Atkore Cov-Lite, 1st Lien Term Loan
4.500%	04/09/21	174,563	172,817
BJ's Wholesale Club, 1st Lien
4.500%	09/26/19	600,000	590,154
Burger King Cov-Lite, 1st Lien Term Loan B
2.500%	09/24/21	1,000,000	992,220
Carecore National, Unfunded Loan(d)
0.500%	09/15/15	250,000	—
CompuCom Systems, Term Loan B
4.250%	05/07/20	340,000	325,550
Evergreen Skillsoft, 1st Lien
4.500%	04/28/21	600,000	588,252
Fitness International Term Loan B
5.500%	07/01/20	199,500	197,505
Gates Global Term Loan B
4.250%	07/05/21	600,000	588,624
Go Daddy 1st Lien Term Loan B
4.786%	05/13/21	498,750	490,960
Hanesbrands, 1st Lien Term Loan(e)
0.000%	07/29/21	1,100,000	1,104,818
Hub International, 1st Lien Term Loan B
4.250%	10/02/20	200,000	195,416
Interactive Data, 1st Lien Term Loan
4.750%	05/02/21	99,750	99,157
Internet Brands, Term Loan(e)
0.000%	07/08/21	702,811	697,104
Internet Brands, Unfunded(d) (e)
0.000%	07/08/21	46,569	15,269
Ipreo Holdings, 1st Lien Term Loan
4.250%	08/06/21	400,000	389,668
Jazz Acquisition Wencor, 1st Lien Term Loan(e)
0.000%	06/18/21	800,000	792,000
Landmark Aviation Canadian Term Loan
4.750%	10/25/19	26,655	26,456
Landmark Aviation US Term Loan
4.750%	10/25/19	671,580	666,543
Lineage Logistics, 1st Lien Term Loan
4.500%	04/07/21	450,000	444,375
Multiplan Term Loan
4.000%	03/31/21	594,393	579,907
National Financial Partners, Term Loan B(e)
0.000%	07/01/20	250,000	247,500
Nord Anglia Education, 1st Lien Term Loan
4.500%	03/31/21	224,438	222,754
Ranpak Cov-Lite Term Loan(e)
0.000%	09/22/21	800,000	796,664
Ranpak Cov-Lite, 2nd Lien Term Loan(e)
0.000%	09/22/22	200,000	199,000

	Maturity Date	Par	Value

Service King Midas International Term Loan B(e)
0.000%	09/17/21	$898,734	$895,930
Service King Midas International, Delayed Term Loan(d) (e)
0.000%	09/17/21	101,266	-316
The Nieman Marcus Group, 1st Lien Term Loan
4.250%	10/25/20	300,000	294,459
The Telx Group Term Loan B
4.500%	04/09/20	500,000	491,095
US Infrastructure Cov-Lite Term Loan
4.000%	07/10/20	375,000	366,563
USI Cov-Lite Term Loan B
4.250%	12/27/19	500,000	490,625
York Risk Services, Delayed Term Loan(d) (e)
0.000%	10/01/21	97,561	-548
York Risk Services, Term Loan B(e)
0.000%	10/01/21	902,439	897,367

Total Loan Participations (Cost $15,141,962)			15,028,506

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bond
3.125%	08/15/44	5,642,000	5,552,078
U.S. Treasury Note
2.375%	08/15/24	2,535,000	2,505,689
2.000%	08/31/21	2,535,000	2,500,737

Total U.S. Treasury Obligations (Cost $10,471,502)			10,558,504

FOREIGN BONDS — 1.8% (f)
Canada — 0.3%
Yamana , Inc.
4.950%(b)	07/15/24	1,450,000	1,443,427

El Salvador — 0.1%
El Salvador Government International Bond
6.375%(b)	01/18/27	750,000	750,000

Hungary — 0.3%
Magyar Export-Import Bank
4.000%(b)	01/30/20	1,500,000	1,485,750

Luxembourg — 0.0%
Pacific Drilling SA
5.375%(b)	06/01/20	300,000	274,500

Mexico — 0.1%
Banco Inbursa SA Institucion de Banca Multiple
4.125%(b)	06/06/24	400,000	387,000

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2014
Schedule of Investments	(Unaudited)

	Maturity Date	Par/Shares	Value

Peru — 0.3%
Corp. Financiera de Desarrollo SA
5.250%(a) (b)	07/15/29	$1,350,000	$1,368,562

Sweden — 0.3%
Nordea Bank AB
6.125%(a) (b)	12/31/49	500,000	490,000
5.500%	09/29/49	1,000,000	982,500
			1,472,500
Switzerland — 0.0%
Credit Suisse Group AG
6.250%(a) (b)	12/29/49	100,000	96,490

United Kingdom — 0.4%
HSBC Holdings PLC
6.375%(a)	12/29/49	250,000	249,688
5.625%(a)	12/29/49	1,550,000	1,539,150
			1,788,838
Total Foreign Bonds
(Cost $9,150,566)			9,067,067
MUNICIPAL BONDS — 1.4%
City of Chicago Illinois, GO(g)
5.110%	01/01/31	1,500,000	672,495
County of Miami-Dade Florida, RB(g)
5.350%	10/01/42	750,000	182,640
Detroit Wayne County Stadium Authority, RB
5.000%	10/01/26	400,000	434,836
Monrovia Unified School District, Ser B, GO(g)
4.327%	08/01/30	3,675,000	1,972,593
New Jersey Transportation Trust Fund Authority, Ser B, RB
6.561%	12/15/40	500,000	639,445
Puerto Rico Electric Power Authority, Ser NN, RB
4.750%	07/01/33	405,000	367,072
Puerto Rico Highways & Transportation Authority, Ser D, RB
5.000%	07/01/32	350,000	341,526
Puerto Rico Highways & Transportation Authority, RB
5.500%	07/01/28	250,000	262,045
State of Illinois, GO
5.650%	12/01/38	2,000,000	2,080,360
Total Municipal Bonds
(Cost $6,754,485)			6,953,012

PREFERRED STOCK — 0.5%
Goldman Sachs Group, Inc., 5.500%(a)		62,000	1,472,500

	Maturity Date	Shares	Value

Morgan Stanley, 6.375%(a)		40,000	$1,002,800

Total Preferred Stock
(Cost $2,527,000)			2,475,300

ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(h)	11/29/49	200,000	—
Lehman Brothers Holdings, Inc. MTN
6.500%(h)	07/19/17	160,000	—
6.750%(h)	12/28/17	340,000	—
			—
Total Escrow Securities
(Cost $–)			—

SHORT-TERM INVESTMENT — 1.8%
Northern Trust Institutional Government Select Portfolio, 0.010%(i)		9,008,642	9,008,642
Total Short-Term Investment (Cost $9,008,642)			9,008,642

Total Investments - 105.4%
(Cost $519,954,715)†			520,668,063
Other Assets & Liabilities, Net - (5.4)%			(26,881,496)
NET ASSETS - 100.0%			$493,786,567

*	Affiliated Fund.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2014. The date reported on the Schedule of Investments is the final maturity date.
(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)	Real Estate Investment Trust
(d)	Unfunded bank loan.
(e)	Unsettled bank loan. Interest rate not available.
(f)	Foreign security denominated in U.S. currency.
(g)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(h)	Security in default on interest payments.
(i)	Rate shown is the 7-day effective yield as of September 30, 2014.
†	At September 30, 2014, the tax basis cost of the Fund's investments was $519,954,715, and the unrealized appreciation and depreciation were $5,492,085 and $(4,778,737) respectively.

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	September 30, 2014
Schedule of Investments	(Unaudited)

CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
CLO — Collateralized Loan Obligation
ETF — Exchange Traded Fund
GO — General Obligation
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RB — Revenue Bond
Ser — Series
Amounts designated as “—” are $0 or have been rounded to $0.

As of September 30, 2014, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount	Counterparty	Value
$(1,221,500)	Barclays 0.200%	$(1,221,500)
(2,399,605)	Barclays 0.430%	(2,399,605)
(3,721,254)	Barclays 0.700%	(3,721,254)
(1,771,186)	Barclays 0.700%	(1,771,186)
		$(9,113,545)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Investments in Underlying Funds	$338,960,860	$—	$—		$338,960,860
Asset-Backed Securities	—	53,834,261	—		53,834,261
Exchange Traded Funds	34,976,029	—	—		34,976,029
Collateralized Mortgage Obligations	—	21,724,110	—		21,724,110
Corporate Bonds	—	18,081,772	—		18,081,772
Loan Participations	—	15,028,506	—		15,028,506
U.S. Treasury Obligations	—	10,558,504	—		10,558,504
Foreign Bonds	—	9,067,067	—		9,067,067
Municipal Bonds	—	6,953,012	—		6,953,012
Preferred Stock	1,472,500	1,002,800	—		2,475,300
Escrow Securities	—	—	—	^	—	^
Short-Term Investment	9,008,642	—	—		9,008,642
Total Investments in Securities	$384,418,031	$136,250,032	$—		$520,668,063

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Reverse Repurchase Agreement	$(9,113,545)	$—	$—		$(9,113,545)

^
As of September 30, 2014 all of the Fund’s investments were considered Level 1 or Level 2, except for Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN, which were considered Level 3 when originally converted to escrow shares and were valued at $0, and the values have remained $0 throughout the period ended September 30, 2014.

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	September 30 2014
Schedules of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 96.1%
8,889	iShares Barclays TIPS Bond Fund	$996,190
71,040	Market Vectors Emerging Markets Local Currency Bond ETF	1,619,712
41,560	SPDR Barclays High Yield Bond ETF	1,669,881
28,346	SPDR Barclays International Treasury Bond ETF	1,626,210
99,190	Vanguard Europe Pacific ETF(a)	3,942,803
22,986	Vanguard FTSE Emerging Markets ETF(a)	958,746
17,460	Vanguard Global ex-U.S. Real Estate ETF	950,697
13,446	Vanguard REIT ETF	966,095
49,540	Vanguard S&P 500 ETF(a)	8,946,429
51,240	Vanguard Scottsdale Funds	4,394,855
27,330	Vanguard Short-Term Inflation-Protected Securities ETF	1,350,375
5,577	Vanguard Small-Cap Growth ETF(a)	671,192
6,649	Vanguard Small-Cap Value ETF	663,171
54,010	Vanguard Total Bond Market ETF	4,425,039
Total Exchange Traded Funds - 96.1%
(Cost $29,510,018)	33,181,395

SHORT-TERM INVESTMENTS (c) - 10.7%
1,338,062	Northern Trust Institutional Government Select Portfolio, 0.010%	1,338,062
2,347,213	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	2,347,213
Total Short-Term Investments - 10.7%
(Cost $3,685,275)	3,685,275

Total Investments - 106.8%
(Cost $33,195,293)†	36,866,670
Other Assets & Liabilities, Net - (6.8)%	(2,359,575)
NET ASSETS - 100.0%	$34,507,095

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.0%
9,658	iShares Barclays TIPS Bond Fund	$1,082,372
69,730	Market Vectors Emerging Markets Local Currency Bond ETF	1,589,844
40,406	SPDR Barclays High Yield Bond ETF	1,623,513
27,752	SPDR Barclays International Treasury Bond ETF	1,592,132
227,030	Vanguard Europe Pacific ETF(a)	9,024,443
49,051	Vanguard FTSE Emerging Markets ETF(a)	2,045,917
28,330	Vanguard Global ex-U.S. Real Estate ETF	1,542,569
21,770	Vanguard REIT ETF	1,564,175
94,100	Vanguard S&P 500 ETF	16,993,519
76,770	Vanguard Scottsdale Funds	6,584,563
33,500	Vanguard Short-Term Inflation-Protected Securities ETF	1,655,235
8,870	Vanguard Small-Cap Growth ETF(a)	1,067,504
10,597	Vanguard Small-Cap Value ETF	1,056,945
74,212	Vanguard Total Bond Market ETF	6,080,189
Total Exchange Traded Funds - 98.0%
(Cost $46,870,070)	53,502,920

SHORT-TERM INVESTMENTS (c) - 12.4%
1,080,054	Northern Trust Institutional Government Select Portfolio, 0.010%	1,080,054
5,699,307	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	5,699,307
Total Short-Term Investments - 12.4%
(Cost $6,779,361)	6,779,361

Total Investments - 110.4%
(Cost $53,649,431)†	60,282,281
Other Assets & Liabilities, Net - (10.4)%	(5,686,423)
NET ASSETS - 100.0%	$54,595,858

Wilshire Variable Insurance Trust	September 30 2014
Schedules of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.5%
5,771	iShares Barclays TIPS Bond Fund	$646,756
27,790	Market Vectors Emerging Markets Local Currency Bond ETF	633,612
32,200	SPDR Barclays High Yield Bond ETF	1,293,796
22,126	SPDR Barclays International Treasury Bond ETF	1,269,368
367,260	Vanguard Europe Pacific ETF(a)	14,598,585
58,649	Vanguard FTSE Emerging Markets ETF(a)	2,446,250
33,870	Vanguard Global ex-U.S. Real Estate ETF(a)	1,844,221
26,034	Vanguard REIT ETF	1,870,543
137,920	Vanguard S&P 500 ETF	24,906,973
61,200	Vanguard Scottsdale Funds	5,249,124
26,700	Vanguard Short-Term Inflation-Protected Securities ETF	1,319,247
15,899	Vanguard Small-Cap Growth ETF(a)	1,913,445
19,011	Vanguard Small-Cap Value ETF	1,896,157
48,404	Vanguard Total Bond Market ETF	3,965,740
Total Exchange Traded Funds - 97.5%
(Cost $54,281,453)	63,853,817

SHORT-TERM INVESTMENTS (c) - 9.4%
1,589,688	Northern Trust Institutional Government Select Portfolio, 0.010%	1,589,688
4,590,230	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	4,590,230
Total Short-Term Investments - 9.4%
(Cost $6,179,918)	6,179,918

Total Investments - 106.9%
(Cost $60,461,371)†	70,033,735
Other Assets & Liabilities, Net - (6.9)%	(4,535,569)
NET ASSETS - 100.0%	$65,498,166

†	The federal tax cost and unrealized appreciation and depreciation at September 30, 2014 for each Fund is as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation
2015 ETF Fund	$33,195,293	$4,014,989	$(343,612)
2025 ETF Fund	53,649,431	6,952,186	(319,336)
2035 ETF Fund	60,461,371	9,748,128	(175,764)

(a)
This security or a partial position of this security is on loan at September 30, 2014. The total market value of securities on loan at  September 30, 2014 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $2,292,677, $5,565,711 and $4,490,223, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at  September 30, 2014 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $2,347,213, $5,699,307 and $4,590,230, respectively.

(c)	Rate shown is the 7-day effective yield as of September 30, 2014.

ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

As of September 30, 2014, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

Item 2.  Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date:	November 26, 2014

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date:	November 26, 2014